As filed with the Securities and Exchange Commission on May 25, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
  (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
  (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
  (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.0%
	Aerospace & Defense - 1.9%
80,626	Curtiss-Wright Corp.	$6,100,970
25,948	Esterline Technologies Corp. (a)	1,662,488
		7,763,458
	Auto Components - 0.9%
71,630	Tenneco, Inc. (a)	3,689,661

	Banks - 9.0%
176,880	BankUnited, Inc.	6,091,747
141,020	Banner Corp.	5,928,481
275,181	Columbia Banking System, Inc.	8,233,416
60,059	Cullen/Frost Bankers, Inc.	3,309,851
307,900	Investors Bancorp, Inc.	3,583,956
99,538	PacWest Bancorp	3,697,837
55,895	SVB Financial Group (a)	5,704,085
		36,549,373
	Biotechnology - 1.4%
57,288	Cepheid, Inc. (a)	1,911,128
33,900	Intrexon Corp. (a)	1,148,871
28,860	Ionis Pharmaceuticals, Inc. (a)	1,168,830
48,210	Seattle Genetics, Inc. (a)	1,691,689
		5,920,518
	Building Products - 1.2%
55,759	Universal Forest Products, Inc.	4,785,237

	Capital Markets - 0.7%
95,021	Stifel Financial Corp. (a)	2,812,622

	Chemicals - 3.6%
48,058	Methanex Corp.	1,543,623
14,301	NewMarket Corp.	5,666,914
69,540	PolyOne Corp.	2,103,585
81,660	Sensient Technologies Corp.	5,182,144
		14,496,266
	Commercial Services & Supplies - 1.1%
31,530	ABM Industries, Inc.	1,018,734
61,595	Multi-Color Corp.	3,286,093
		4,304,827
	Communications Equipment - 0.6%
315,584	ShoreTel, Inc. (a)	2,347,945

	Containers & Packaging - 1.5%
79,007	AptarGroup, Inc.	6,194,939

	Electric Utilities - 1.3%
114,547	El Paso Electric Co.	5,255,416

	Electrical Equipment - 2.3%
27,195	Acuity Brands, Inc.	5,932,317
29,090	AZZ, Inc.	1,646,494
32,054	EnerSys, Inc.	1,786,049
		9,364,860
	Electronic Equipment, Instruments & Components - 2.7%
22,912	IPG Photonics Corp. (a)	2,201,385
32,345	Littelfuse, Inc.	3,981,993
186,289	Trimble Navigation Ltd. (a)	4,619,967
		10,803,345
	Energy Equipment & Services - 0.6%
193,690	Superior Energy Services, Inc.	2,593,509

	Food & Staples Retailing - 2.7%
98,135	Casey's General Stores, Inc.	11,120,658

	Food Products - 1.0%
36,590	J&J Snack Foods Corp.	3,961,965

	Gas Utilities - 2.4%
246,702	UGI Corp.	9,939,624

	Health Care Equipment & Supplies - 7.8%
17,720	ABIOMED, Inc. (a)	1,680,033
37,630	Cantel Medical Corp.	2,685,277
62,290	DexCom, Inc. (a)	4,230,114
35,080	Integra LifeSciences Holdings Corp. (a)	2,362,989
92,689	Neogen Corp. (a)	4,666,891
108,180	STERIS PLC	7,686,189
119,570	West Pharmaceutical Services, Inc.	8,288,592
		31,600,085
	Health Care Providers & Services - 3.3%
125,115	Acadia Healthcare Company, Inc. (a)	6,895,088
96,190	LifePoint Health, Inc. (a)	6,661,157
		13,556,245
	Health Care Technology - 1.7%
90,220	Medidata Solutions, Inc. (a)	3,492,416
130,180	Omnicell, Inc. (a)	3,628,117
		7,120,533
	Hotels, Restaurants & Leisure - 3.6%
49,452	Buffalo Wild Wings, Inc. (a)	7,324,830
421,006	Ruby Tuesday, Inc. (a)	2,265,013
36,850	Vail Resorts, Inc.	4,926,845
		14,516,688
	Household Durables - 1.3%
31,346	Helen Of Troy Ltd. (a)	3,250,267
104,831	Libbey, Inc.	1,949,856
		5,200,123

	Information Technology Services - 3.9%
56,280	Global Payments, Inc.	3,675,084
105,892	Jack Henry & Associates, Inc.	8,955,286
65,100	MAXIMUS, Inc.	3,426,864
		16,057,234
	Insurance - 6.0%
6,287	Alleghany Corp. (a)	3,119,609
145,742	American Financial Group, Inc.	10,255,865
89,519	Argo Group International Holdings Ltd.	5,137,495
46,740	Endurance Specialty Holdings Ltd.	3,053,992
82,100	Stewart Information Services Corp.	2,978,588
		24,545,549
	Life Sciences Tools & Services - 1.0%
88,940	Cambrex Corp. (a)	3,913,360

	Machinery - 5.2%
64,604	IDEX Corp.	5,354,379
128,540	ITT Corp.	4,741,841
63,402	Lincoln Electric Holdings, Inc.	3,713,455
45,947	Snap-on, Inc.	7,213,220
		21,022,895
	Metals & Mining - 0.9%
101,503	Carpenter Technology Corp.	3,474,448

	Multi-Utilities - 1.4%
98,026	Black Hills Corp.	5,894,303

	Oil, Gas & Consumable Fuels - 2.0%
123,120	Carrizo Oil & Gas, Inc. (a)	3,806,870
117,330	Energen Corp.	4,293,105
		8,099,975
	Professional Services - 0.5%
43,970	Exponent, Inc.	2,242,910

	Real Estate Investment Trusts - 8.5%
176,120	Acadia Realty Trust	6,187,096
82,527	Alexandria Real Estate Equities, Inc.	7,500,879
84,411	EastGroup Properties, Inc.	5,095,892
138,130	Equity Commonwealth (a)	3,898,028
49,209	Mid-America Apartment Communities, Inc.	5,029,652
61,710	National Health Investors, Inc.	4,104,949
216,077	Redwood Trust, Inc.	2,826,287
		34,642,783
	Semiconductors & Semiconductor Equipment - 2.0%
569,858	Cypress Semiconductor Corp.	4,934,970
86,490	MKS Instruments, Inc.	3,256,349
		8,191,319

	Software - 5.0%
32,592	Ellie Mae, Inc. (a)	2,954,139
59,450	Guidewire Software, Inc. (a)	3,238,836
69,740	Manhattan Associates, Inc. (a)	3,966,114
60,907	Proofpoint, Inc. (a)	3,275,578
59,985	PTC, Inc. (a)	1,989,102
39,124	Tyler Technologies, Inc. (a)	5,031,738
		20,455,507
	Specialty Retail - 3.0%
31,340	Monro Muffler Brake, Inc.	2,239,870
110,716	Tractor Supply Co.	10,015,369
		12,255,239
	Textiles, Apparel & Luxury Goods - 2.6%
59,970	Columbia Sportswear Co.	3,603,597
75,010	G-III Apparel Group Ltd. (a)	3,667,239
182,944	Wolverine World Wide, Inc.	3,369,829
		10,640,665
	Trading Companies & Distributors - 1.4%
82,778	Applied Industrial Technologies, Inc.	3,592,565
47,111	GATX Corp.	2,237,773
		5,830,338
	TOTAL COMMON STOCKS
	(Cost $285,221,371)	$391,164,422

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET - 4.0%
16,306,993	STIT - Liquid Assets Portfolio - 0.45% (b)	16,306,993
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,306,993)	16,306,993
	TOTAL INVESTMENTS - 100.0%
	(Cost $301,528,364)	407,471,415
	Liabilities in Excess of Other Assets - 0.0%	(30,930)
	TOTAL NET ASSETS - 100.0%	$407,440,485

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$301,528,364
Gross unrealized appreciation	121,343,991
Gross unrealized depreciation	(15,400,940)
Net unrealized appreciation	$105,943,051

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.4%
	Banks - 7.2%
102,848	Comerica, Inc.	$3,894,854
69,473	Cullen/Frost Bankers, Inc.	3,828,657
161,500	First Republic Bank	10,762,360
783,910	Investors Bancorp, Inc.	9,124,712
54,370	SVB Financial Group (a)	5,548,459
		33,159,042
	Biotechnology - 1.5%
61,779	Cepheid, Inc. (a)	2,060,948
47,530	Intrexon Corp. (a)	1,610,792
32,820	Ionis Pharmaceuticals, Inc. (a)	1,329,210
58,062	Seattle Genetics, Inc. (a)	2,037,395
		7,038,345
	Capital Markets - 0.7%
115,901	Stifel Financial Corp. (a)	3,430,670

	Chemicals - 4.0%
28,565	International Flavors & Fragrances, Inc.	3,249,840
15,505	NewMarket Corp.	6,144,011
86,580	RPM International, Inc.	4,097,832
76,043	Sensient Technologies Corp.	4,825,689
		18,317,372
	Construction Materials - 1.2%
78,100	Eagle Materials, Inc.	5,475,591

	Containers & Packaging - 1.6%
145,250	Bemis Co., Inc.	7,521,045

	Diversified Financial Services - 0.6%
17,370	FactSet Research Systems, Inc.	2,632,076

	Electrical Equipment - 3.0%
37,347	Acuity Brands, Inc.	8,146,875
116,637	AMETEK, Inc.	5,829,517
		13,976,392
	Electronic Equipment, Instruments & Components - 1.5%
282,281	Trimble Navigation Ltd. (a)	7,000,569

	Energy Equipment & Services - 1.1%
365,730	Superior Energy Services, Inc.	4,897,125

	Food & Staples Retailing - 1.6%
65,200	Casey's General Stores, Inc.	7,388,464

	Gas Utilities - 2.8%
319,879	UGI Corp.	12,887,925

	Health Care Equipment & Supplies - 7.9%
42,080	Cantel Medical Corp.	3,002,829
63,730	DexCom, Inc. (a)	4,327,905
77,860	IDEXX Laboratories, Inc. (a)	6,097,995
75,730	Teleflex, Inc.	11,890,367
156,085	West Pharmaceutical Services, Inc.	10,819,812
		36,138,908
	Health Care Providers & Services - 1.9%
69,178	Universal Healthcare Services, Inc. - Class B	8,627,880

	Health Care Technology - 0.6%
71,010	Medidata Solutions, Inc. (a)	2,748,797

	Hotels, Restaurants & Leisure - 2.6%
48,040	Buffalo Wild Wings, Inc. (a)	7,115,685
38,007	Vail Resorts, Inc.	5,081,536
		12,197,221
	Household Durables - 2.4%
47,125	Harman International Industries, Inc.	4,196,010
3,931	NVR, Inc. (a)	6,810,064
		11,006,074
	Household Products - 2.8%
140,757	Church & Dwight Co., Inc.	12,974,980

	Industrial Conglomerates - 2.2%
101,140	Carlisle Cos., Inc.	10,063,430

	Information Technology Services - 4.2%
81,220	Global Payments, Inc.	5,303,666
132,265	Jack Henry & Associates, Inc.	11,185,651
49,850	MAXIMUS, Inc.	2,624,104
		19,113,421
	Insurance - 8.8%
8,319	Alleghany Corp. (a)	4,127,888
161,722	American Financial Group, Inc.	11,380,377
160,480	FNF Group	5,440,272
16,320	Markel Corp. (a)	14,550,422
90,130	Torchmark Corp.	4,881,441
		40,380,400
	Life Sciences Tools & Services - 2.8%
97,530	Cambrex Corp. (a)	4,291,320
34,276	Illumina, Inc. (a)	5,556,482
46,790	Quintiles Transnational Holdings, Inc. (a)	3,046,029
		12,893,831

	Machinery - 4.3%
101,980	Barnes Group, Inc.	3,572,359
125,305	ITT Corp.	4,622,501
52,648	Snap-on, Inc.	8,265,210
41,990	Wabtec Corp.	3,329,387
		19,789,457
	Marine - 0.7%
51,663	Kirby Corp. (a)	3,114,762

	Multi-Utilities - 2.2%
238,310	CMS Energy Corp.	10,113,876

	Oil, Gas & Consumable Fuels - 2.3%
159,920	Carrizo Oil & Gas, Inc. (a)	4,944,727
154,960	Energen Corp.	5,669,986
		10,614,713
	Real Estate Investment Trusts - 9.6%
264,350	Acadia Realty Trust	9,286,615
94,990	Alexandria Real Estate Equities, Inc.	8,633,641
162,370	Equity Commonwealth (a)	4,582,081
34,595	Essex Property Trust, Inc.	8,090,387
58,160	Federal Realty Investment Trust	9,075,868
70,225	National Health Investors, Inc.	4,671,367
		44,339,959
	Real Estate Management & Development - 0.9%
113,415	Alexander & Baldwin, Inc.	4,160,062

	Road & Rail - 1.0%
63,147	Old Dominion Freight Line, Inc. (a)	4,396,294

	Semiconductors & Semiconductor Equipment - 1.3%
697,788	Cypress Semiconductor Corp.	6,042,844

	Software - 4.0%
57,860	Manhattan Associates, Inc. (a)	3,290,498
60,563	Proofpoint, Inc. (a)	3,257,078
38,398	Tableau Software, Inc. - Class A (a)	1,761,317
25,328	The Ultimate Software Group, Inc. (a)	4,900,968
40,420	Tyler Technologies, Inc. (a)	5,198,416
		18,408,277
	Specialty Retail - 3.5%
117,125	Tractor Supply Co.	10,595,127
98,000	Williams-Sonoma, Inc.	5,364,520
		15,959,647
	Textiles, Apparel & Luxury Goods - 2.8%
88,203	G-III Apparel Group Ltd. (a)	4,312,245
98,558	Under Armour, Inc. - Class A (a)	8,360,675
		12,672,920
	Trading Companies & Distributors - 0.8%
114,670	HD Supply Holdings, Inc. (a)	3,792,137

	TOTAL COMMON STOCKS
	(Cost $353,483,426)	$443,274,506

	SHORT-TERM INVESTMENTS - 5.2%
	MONEY MARKET - 5.2%
23,760,489	STIT - Liquid Assets Portfolio - 0.45% (b)	23,760,489
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,760,489)	23,760,489
	TOTAL INVESTMENTS - 101.6%
	(Cost $377,243,915)	467,034,995
	Liabilities in Excess of Other Assets - (1.6)%	(7,359,084)
	TOTAL NET ASSETS - 100.0%	$459,675,911

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$377,243,915
Gross unrealized appreciation	112,015,947
Gross unrealized depreciation	(22,224,867)
Net unrealized appreciation	$89,791,080

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.8%
	Belgium - 3.9%
4,653	Anheuser-Busch InBev NV	$578,442

	Canada - 5.6%
9,760	Alimentation Couche-Tard, Inc. - Class B	434,362
11,422	Brookfield Asset Management, Inc. - Class A	397,372
		831,734
	Finland - 2.4%
7,440	Sampo Oyj	353,370

	Germany - 4.9%
4,071	Bayer AG	478,527
1,120	Continental AG	254,890
		733,417
	Hong Kong - 1.8%
48,200	AIA Group Ltd.	273,082

	Japan - 4.3%
1,100	SMC Corp.	255,489
2,800	Sysmex Corp.	175,148
9,720	Unicharm Corp.	211,509
		642,146
	Netherlands - 2.3%
29,059	ING Groep NV	351,495

	Sweden - 4.6%
22,660	Assa Abloy AB - ADR	447,157
18,965	Svenska Handelsbanken AB - Class A	241,318
		688,475
	Switzerland - 7.8%
237	Givaudan SA	464,856
9,447	Nestle SA	705,909
		1,170,765

	United States - 58.2%
351	Alphabet, Inc. - Class A (b)	267,778
168	Alphabet, Inc. - Class C (b)	125,152
2,373	Apple, Inc.	258,633
14,030	Boston Scientific Corp. (a)	263,904
584	California Resources Corp.	601
3,650	Cerner Corp. (a)	193,304
6,460	Comcast Corp. - Class A	394,577
5,800	CVS Health Corp.	601,634
3,330	Ecolab, Inc.	371,362
4,080	Eli Lilly & Co.	293,801
3,215	EOG Resources, Inc.	233,345
8,360	First Republic Bank	557,110
2,070	Fiserv, Inc. (a)	212,341
19,670	General Electric Co.	625,309
8,035	Microsoft Corp.	443,773
3,000	Royal Caribbean Cruises Ltd.	246,450
6,238	Occidental Petroleum Corp.	426,866
2,035	Roper Industries, Inc.	371,937
6,280	Starbucks Corp.	374,916
11,867	The Charles Schwab Corp.	332,513
3,960	The Walt Disney Co.	393,268
2,950	Thermo Fisher Scientific, Inc.	417,690
4,340	VF Corp.	281,058
3,904	Visa, Inc. - Class A	298,578
5,960	Wells Fargo & Co.	288,226
9,842	Zoetis, Inc.	436,296
		8,710,422
	TOTAL COMMON STOCKS
	(Cost $12,021,379)	$14,333,348

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET - 4.2%
631,180	STIT - Liquid Assets Portfolio - 0.45% (b)	631,180
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $631,180)	631,180
	TOTAL INVESTMENTS - 100.0%
	(Cost $12,652,559)	14,964,528
	Other Assets in Excess of Liabilities - 0.0%	5,503
	TOTAL NET ASSETS - 100.0%	$14,970,031

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments		$12,652,559
Gross unrealized appreciation		2,855,871
Gross unrealized depreciation		(543,902)
Net unrealized appreciation		$2,311,969

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.9%
	Banks - 6.7%
10,600	Citigroup, Inc.	$442,550
7,415	First Republic Bank	494,136
26,490	Regions Financial Corp.	207,946
14,045	Wells Fargo & Co.	679,216
		1,823,848
	Capital Markets - 2.9%
11,985	The Charles Schwab Corp.	335,820
2,854	The Goldman Sachs Group, Inc.	448,021
		783,841
	Chemicals - 1.8%
4,380	Ecolab, Inc.	488,458

	Computers & Peripherals - 3.4%
6,095	Apple, Inc.	664,294
9,885	EMC Corp.	263,435
		927,729
	Consumer Finance - 1.0%
5,540	Discover Financial Services	282,097

	Diversified Telecommunication Services - 2.0%
10,130	Verizon Communications, Inc.	547,830

	Electric Utilities - 2.2%
5,095	NextEra Energy, Inc.	602,942

	Electronic Equipment, Instruments & Components - 2.3%
6,172	Amphenol Corp. - Class A	356,865
11,130	Trimble Navigation Ltd. (a)	276,024
		632,889
	Food & Staples Retailing - 4.4%
2,865	Costco Wholesale Corp.	451,467
7,058	CVS Health Corp.	732,126
		1,183,593
	Food Products - 1.3%
9,340	Archer-Daniels-Midland Co.	339,135

	Health Care Equipment & Supplies - 2.8%
25,626	Boston Scientific Corp. (a)	482,025
3,490	IDEXX Laboratories, Inc. (a)	273,337
		755,362
	Health Care Technology - 1.1%
5,440	Cerner Corp. (a)	288,102

	Hotels, Restaurants & Leisure - 1.5%
6,510	Starbucks Corp.	388,647

	Household Durables - 0.7%
2,055	Harman International Industries, Inc.	182,977

	Household Products - 2.4%
9,040	Colgate-Palmolive Co.	638,676

	Industrial Conglomerates - 8.4%
7,996	Danaher Corp.	758,501
30,290	General Electric Co.	962,919
3,060	Roper Industries, Inc.	559,276
		2,280,696
	Information Technology Services - 4.1%
5,590	Fiserv, Inc. (a)	573,422
7,050	Visa, Inc. - Class A	539,184
		1,112,606
	Insurance - 1.7%
4,380	Aon PLC	457,491

	Internet Software & Services - 6.0%
590	Alphabet, Inc. - Class A (a)	450,111
492	Alphabet, Inc. - Class C (a)	366,516
674	Amazon.com, Inc. (a)	400,113
3,640	Facebook, Inc. - Class A (a)	415,324
		1,632,064
	Life Sciences Tools & Services - 3.1%
1,280	Illumina, Inc. (a)	207,501
4,490	Thermo Fisher Scientific, Inc.	635,739
		843,240
	Machinery - 1.8%
4,705	Illinois Tool Works, Inc.	481,980

	Media - 3.4%
6,920	Comcast Corp. - Class A	422,674
5,050	The Walt Disney Co.	501,515
		924,189
	Metals & Mining - 0.7%
19,410	Alcoa, Inc.	185,948

	Multiline Retail - 1.9%
6,195	Target Corp.	509,725

	Oil, Gas & Consumable Fuels - 5.8%
8,550	Cabot Oil & Gas Corp.	194,171
1,060	California Resources Corp.	1,092
7,300	EOG Resources, Inc.	529,834
12,310	Occidental Petroleum Corp.	842,373
		1,567,470

	Pharmaceuticals - 8.7%
8,270	Bristol-Myers Squibb Co.	528,287
8,390	Johnson & Johnson	907,798
8,870	Merck & Co., Inc.	469,312
9,860	Zoetis, Inc.	437,094
		2,342,491
	Real Estate Investment Trusts - 3.0%
1,516	AvalonBay Communities, Inc.	288,343
2,460	Simon Property Group, Inc.	510,918
		799,261
	Road & Rail - 1.7%
5,830	Union Pacific Corp.	463,777

	Software - 5.2%
2,230	Adobe Systems, Inc. (a)	209,174
16,800	Microsoft Corp.	927,864
2,150	Tyler Technologies, Inc. (a)	276,512
		1,413,550
	Specialty Retail - 1.3%
3,890	Tractor Supply Co.	351,889

	Textiles, Apparel & Luxury Goods - 2.6%
3,330	Under Armour, Inc. - Class A (a)	282,484
6,670	VF Corp.	431,949
		714,433
	TOTAL COMMON STOCKS
	(Cost $21,270,989)	$25,946,936

	SHORT-TERM INVESTMENTS - 4.1%
	MONEY MARKET - 4.1%
1,110,452	STIT Liquid Assets Portfolio - 0.45% (b)	1,110,452
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,110,452)	1,110,452
	TOTAL INVESTMENTS - 100.0%
	(Cost $22,381,441)	27,057,388
	Other Assets in Excess of Liabilities - 0.0%	8,740
	TOTAL NET ASSETS - 100.0%	$27,066,128

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments		$22,381,441
Gross unrealized appreciation		5,382,014
Gross unrealized depreciation		(706,067)
Net unrealized appreciation		$4,675,947

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2016:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$391,164,422	$-	$-	$391,164,422
Total Equity	391,164,422	-	-	391,164,422
Short-Term Investments	16,306,993	-	-	16,306,993
Total Investments in Securities	$407,471,415	$-	$-	$407,471,415

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$443,274,506	$-	$-	$443,274,506
Total Equity	443,274,506	-	-	443,274,506
Short-Term Investments	23,760,489	-	-	23,760,489
Total Investments in Securities	$467,034,995	$-	$-	$467,034,995

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$14,333,348	$-	$-	$14,333,348
Total Equity	14,333,348	-	-	14,333,348
Short-Term Investments	631,180	-	-	631,180
Total Investments in Securities	$14,964,528	$-	$-	$14,964,528

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$25,946,936	$-	$-	$25,946,936
Total Equity	25,946,936	-	-	25,946,936
Short-Term Investments	1,110,452	-	-	1,110,452
Total Investments in Securities	$27,057,388	$-	$-	$27,057,388

*See Funds' Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By   /s/ John G. Davis
        John G. Davis, President and Secretary
        (Principal Executive Officer)

Date  May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ John G. Davis
        John G. Davis, President and Secretary
        (Principal Executive Officer)

Date  May 24, 2016

By  /s/ Ty M. Baird
       Ty M. Baird, Vice President and Treasurer
       (Principal Financial Officer)

Date   May 24, 2016